ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE U.S. BOND INDEX FUND
Unaudited		July 31, 2007
Portfolio of Investments †
(Amounts in $000s)	$ Par/Shares	Value

CORPORATE BONDS 19.7%
FINANCIAL INSTITUTIONS 8.0%
Banking 3.6%
Associates Corporation of North America, 6.875%, 11/15/08	5	5
Banc One, 7.625%, 10/15/26	4	5
Banc One, 8.00%, 4/29/27	4	5
Bank of America, 3.25%, 8/15/08	250	245
Bank of America, 3.375%, 2/17/09	250	243
Bank of America, 3.875%, 1/15/08	75	75
Bank of America, 4.875%, 9/15/12	100	97
Bank of America, 7.40%, 1/15/11	110	116
Bank One, 3.70%, 1/15/08	100	99
BankAmerica, 6.625%, 10/15/07	10	10
BB&T, 4.75%, 10/1/12	95	92
BB&T, 5.25%, 11/1/19	200	179
Charter One Bank, 6.375%, 5/15/12	200	206
Chase Manhattan, 7.875%, 6/15/10	65	69
Citicorp, 7.25%, 9/1/08	4	4
Citigroup, 5.00%, 9/15/14	250	238
Citigroup, 5.625%, 8/27/12	500	501
Citigroup, 5.875%, 2/22/33	475	449
Citigroup, 6.00%, 2/21/12	13	13
Credit Suisse First Boston (USA), 4.70%, 6/1/09	150	149
Credit Suisse First Boston (USA), 5.125%, 1/15/14	200	195
Credit Suisse First Boston (USA), 7.125%, 7/15/32	200	230
First Union, 6.375%, 1/15/09	2	2
First Union, 6.40%, 4/1/08	205	206
First Union National Bank, 5.80%, 12/1/08	100	101
First Union National Bank, 7.875%, 2/15/10	4	4
Fleet Financial Group, 6.50%, 3/15/08	15	15
HSBC Bank USA, 4.625%, 4/1/14	250	233
HSBC Bank USA, 5.875%, 11/1/34	550	519
HSBC Holdings, 5.25%, 12/12/12	100	100
HSBC Holdings, 7.50%, 7/15/09	100	104
JPMorgan Chase, 4.875%, 3/15/14	210	199
JPMorgan Chase, 5.75%, 1/2/13	130	130
JPMorgan Chase Capital XV, 5.875%, 3/15/35	325	288
JPMorgan Chase Capital XXII, 6.45%, 2/2/37	250	226
KeyBank, 7.00%, 2/1/11	2	2
M&I Marshall & Ilsley Bank, 3.80%, 2/8/08	150	149
M&I Marshall & Ilsley Bank, 5.25%, 9/4/12	20	20
National City, 5.75%, 2/1/09	100	101
National Westminster Bank, 7.375%, 10/1/09	4	4
NationsBank, 7.25%, 10/15/25	10	11
PNC Bank, 4.875%, 9/21/17	250	232
PNC Bank, 5.125%, 12/14/10	125	124
Regions Financial, 6.375%, 5/15/12	100	102
Royal Bank of Canada, 3.875%, 5/4/09	150	147
Royal Bank of Scotland, 5.00%, 10/1/14	125	122
Sovereign Bancorp, 4.80%, 9/1/10	150	148
SunTrust Bank, 5.45%, 12/1/17	130	125
Synovus Financial, 4.875%, 2/15/13	90	86
U.S. Bank, 4.95%, 10/30/14	200	192
U.S. Bank, 6.375%, 8/1/11	150	155
Wachovia, 5.50%, 8/1/35	250	222
Wachovia, 6.25%, 8/4/08	4	4
Wachovia Bank, 4.875%, 2/1/15	150	141
Wells Fargo & Company, 4.20%, 1/15/10	150	146
Wells Fargo & Company, 5.00%, 11/15/14	205	195
Wells Fargo & Company, 5.125%, 9/1/12	350	346
Wells Fargo & Company, 5.25%, 12/1/07	100	100
World Savings Bank, FSB, 4.125%, 12/15/09	100	98
		8,324
Brokerage 1.5%
Ameriprise Financial, 5.35%, 11/15/10	85	85
Bear Stearns Companies, 2.875%, 7/2/08	8	8
Bear Stearns Companies, 4.50%, 10/28/10	200	192
Franklin Resources, 3.70%, 4/15/08	20	20
Goldman Sachs, 3.875%, 1/15/09	85	83
Goldman Sachs, 5.625%, 1/15/17	400	381
Goldman Sachs, 6.60%, 1/15/12	407	419
Goldman Sachs, 6.875%, 1/15/11	7	7
Goldman Sachs Capital I, 6.345%, 2/15/34	50	46
Jefferies Group, 5.875%, 6/8/14	80	77
Jefferies Group, 6.25%, 1/15/36	200	184
Lehman Brothers, 3.95%, 11/10/09	300	291
Lehman Brothers, 4.25%, 1/27/10	200	194
Lehman Brothers, 4.80%, 3/13/14	125	115
Merrill Lynch & Company, 4.125%, 1/15/09	150	147
Merrill Lynch & Company, 5.00%, 1/15/15	200	188
Merrill Lynch & Company, 6.22%, 9/15/26	200	191
Merrill Lynch & Company, 6.875%, 11/15/18	65	69
Morgan Stanley, 4.75%, 4/1/14	675	626
Morgan Stanley, 6.25%, 8/9/26	175	168
Morgan Stanley, 6.75%, 4/15/11	8	8
		3,499
Finance Companies 1.2%
American Express Credit, 5.30%, 12/2/15	250	247
American General Finance, 5.375%, 10/1/12	3	3
American General Finance, 5.40%, 12/1/15	100	96
Capital One Bank, 6.50%, 6/13/13	300	308
CIT Group, 5.00%, 2/1/15	200	183
CIT Group, 5.40%, 1/30/16	150	139
Countrywide Financial, 6.25%, 5/15/16	86	82
Countrywide Home Loans, 6.25%, 4/15/09	15	15
GE Capital, 3.125%, 4/1/09	350	339
GE Capital, 5.45%, 1/15/13	500	498
GE Capital, 7.375%, 1/19/10	9	9
Household Finance, 4.75%, 7/15/13	9	8
Household Finance, 5.875%, 2/1/09	9	9
Household Finance, 6.375%, 10/15/11	11	11
International Lease Finance, 4.875%, 9/1/10	350	344
International Lease Finance, 6.375%, 3/15/09	200	203
Residential Capital, 6.125%, 11/21/08	125	120
Residential Capital, 6.50%, 6/1/12	185	169
		2,783
Insurance 1.3%
ACE INA Holdings, 5.70%, 2/15/17	150	147
AFLAC, 6.50%, 4/15/09	100	102
Allstate, 6.125%, 12/15/32	150	147
Allstate, 6.75%, 5/15/18	3	3
Allstate, 7.20%, 12/1/09	10	10
Allstate, 7.50%, 6/15/13	2	2
American General, 7.50%, 8/11/10	100	106
Genworth Financial, 6.50%, 6/15/34	250	260
Hartford Financial Services, 4.75%, 3/1/14	200	189
John Hancock Financial Services, 5.625%, 12/1/08	100	100
Metlife, 5.375%, 12/15/12	400	398
Principal Life Global Funding I, 5.25%, 1/15/13 (1)	100	99
Prudential Financial, 5.40%, 6/13/35	375	329
Safeco, 4.875%, 2/1/10	150	149
Travelers Companies, 6.25%, 6/15/37	225	212
UnitedHealth Group, 3.75%, 2/10/09	100	98
WellPoint, 5.00%, 1/15/11	330	325
Willis North America, 6.20%, 3/28/17	200	201
		2,877
Real Estate Investment Trusts 0.4%
Arden Realty, 5.25%, 3/1/15	115	112
Avalonbay Communities, 5.75%, 9/15/16	110	106
ERP Operating, 5.25%, 9/15/14	125	121
ERP Operating, 5.375%, 8/1/16	105	100
Reckson Operating Partnership, 6.00%, 3/31/16	175	170
Regency Centers, 5.875%, 6/15/17	225	223
Simon Property Group, 5.75%, 12/1/15	150	146
		978
Total Financial Institutions		18,461
INDUSTRIAL 9.1%
Basic Industry 0.6%
Barrick Gold, 5.80%, 11/15/34	200	181
BHP Finance, 5.00%, 12/15/10	175	172
Dow Chemical, 5.97%, 1/15/09	150	151
Du Pont EI De Nemours, 5.875%, 5/11/09	65	66
Du Pont El De Nemours, 5.25%, 12/15/16	200	193
Inco, 7.75%, 5/15/12	100	109
International Paper Company, STEP, 5.85%, 10/30/12	73	73
Lubrizol, 4.625%, 10/1/09	100	98
Lubrizol, 5.50%, 10/1/14	200	194
Praxair, 6.375%, 4/1/12	104	109
Praxair, 6.50%, 3/1/08	5	5
Vale Overseas, 6.875%, 11/21/36	60	58
		1,409
Capital Goods 1.3%
Boeing, 6.125%, 2/15/33	50	51
Boeing Capital, 6.10%, 3/1/11	350	361
Caterpillar Financial Services, 3.45%, 1/15/09	100	98
Caterpillar Financial Services, 4.50%, 9/1/08	150	149
Caterpillar Financial Services, 4.75%, 2/17/15	175	165
CRH America, 6.40%, 10/15/33	75	73
Emerson Electric, 4.50%, 5/1/13	255	245
Honeywell, 6.625%, 6/15/28	5	5
Honeywell International, 6.125%, 11/1/11	175	180
Hutchison Whampoa International, 6.50%, 2/13/13 (1)	200	206
John Deere Capital, 3.90%, 1/15/08	50	50
John Deere Capital, 4.375%, 3/14/08	150	149
Lockheed Martin, 6.15%, 9/1/36	100	101
Lockheed Martin, 7.65%, 5/1/16	250	284
Lockheed Martin, 7.75%, 5/1/26	50	59
Northrop Grumman, 7.125%, 2/15/11	200	211
Raytheon, 7.20%, 8/15/27	200	226
United Technologies, 7.50%, 9/15/29	255	300
		2,913
Communications 2.9%
Airtouch Communications, 6.65%, 5/1/08	10	10
Alltel, 6.50%, 11/1/13	5	4
Alltel, 7.00%, 3/15/16	11	9
America Movil, 4.125%, 3/1/09	100	98
America Movil, 5.50%, 3/1/14	350	335
AT&T, 5.10%, 9/15/14	825	787
AT&T Broadband, 8.375%, 3/15/13	466	519
AT&T Wireless, 7.875%, 3/1/11	300	324
AT&T Wireless, 8.75%, 3/1/31	100	125
BellSouth, 6.875%, 10/15/31	21	21
BellSouth Telecommunications, 6.375%, 6/1/28	5	5
British Sky Broadcasting, 6.875%, 2/23/09	150	154
CBS, 5.625%, 8/15/12	200	195
Cox Communications, 6.75%, 3/15/11	100	103
Cox Communications, 7.125%, 10/1/12	150	159
France Telecom, STEP, 7.75%, 3/1/11	400	429
GTE, 6.94%, 4/15/28	15	16
News America, 6.15%, 3/1/37	125	117
News America, 7.25%, 5/18/18	150	160
Rogers Wireless, 6.375%, 3/1/14	300	301
Sprint Capital, 6.875%, 11/15/28	155	147
Sprint Capital, 6.90%, 5/1/19	150	150
Sprint Capital, 7.625%, 1/30/11	75	79
Telecom Italia Capital, 4.00%, 11/15/08	100	98
Telecom Italia Capital, 5.25%, 11/15/13	250	238
Telefonica Emisiones, 5.855%, 2/4/13	250	247
Telefonos de Mexico, 4.75%, 1/27/10	245	240
Time Warner Cable, 5.85%, 5/1/17 (1)	225	218
Time Warner Entertainment, 7.25%, 9/1/08	100	102
Time Warner Entertainment, 8.375%, 3/15/23	450	517
Verizon Communications, 5.555%, 2/15/16	300	291
Verizon Global Funding, 4.00%, 1/15/08	100	99
Verizon Global Funding, 7.25%, 12/1/10	100	106
Verizon New England, 6.50%, 9/15/11	20	21
Vodafone Airtouch, 7.875%, 2/15/30	10	11
Vodafone Group, 5.625%, 2/27/17	150	143
		6,578
Consumer Cyclical 1.1%
Costco Wholesale, 5.50%, 3/15/17	200	195
DaimlerChrysler, 7.20%, 9/1/09	6	6
DaimlerChrysler, 8.50%, 1/18/31	100	123
Dayton Hudson, 5.875%, 11/1/08	1	1
Harrah's Operating, 5.50%, 7/1/10	150	136
Home Depot, 5.40%, 3/1/16	200	188
J.C. Penney, 7.125%, 11/15/23	175	180
Lennar, 5.60%, 5/31/15	150	138
Lennar, 7.625%, 3/1/09	100	102
Lowe's Companies, 5.00%, 10/15/15	250	235
Macy's, 7.45%, 7/15/17	175	171
McDonald's, 5.30%, 3/15/17	125	120
Pulte Homes, 5.20%, 2/15/15	200	166
Target, 5.40%, 10/1/08	10	10
Target, 5.875%, 3/1/12	100	102
Target, 5.875%, 7/15/16	250	250
Toyota Motor Credit, 4.35%, 12/15/10	5	5
Turner Broadcasting, 8.375%, 7/1/13	8	9
Viacom, 6.25%, 4/30/16	215	212
Wal-Mart Stores, 5.25%, 9/1/35	150	131
Wal-Mart Stores, 6.875%, 8/10/09	100	103
Wal-Mart Stores, 7.25%, 6/1/13	9	10
		2,593
Consumer Non-Cyclical 1.0%
Amgen, 4.00%, 11/18/09	125	122
Bestfoods, 6.625%, 4/15/28	5	5
Bottling Group, 4.625%, 11/15/12	100	97
Bristol-Myers Squibb, 6.80%, 11/15/26	6	6
Bunge Finance, 5.90%, 4/1/17	200	194
Bunge Limited Finance, 5.10%, 7/15/15	115	107
Coca-Cola Enterprises, 6.75%, 1/15/38	8	9
Coca-Cola Enterprises, 7.125%, 8/1/17	15	16
Coca-Cola Enterprises, 8.50%, 2/1/12	15	17
Coors Brewing, 6.375%, 5/15/12	14	15
Fortune Brands, 5.125%, 1/15/11	120	118
Fortune Brands, 6.25%, 4/1/08	200	201
Genentech, 4.40%, 7/15/10	60	59
General Mills, 5.70%, 2/15/17	200	199
Gillette, 3.50%, 10/15/07	50	50
Hospira, 4.95%, 6/15/09	150	149
Kellogg, 7.45%, 4/1/31	100	113
Kraft Foods, 4.00%, 10/1/08	150	147
Medtronic, 4.375%, 9/15/10	210	202
Newell Rubbermaid, 4.625%, 12/15/09	35	34
PepsiAmericas, 4.875%, 1/15/15	125	119
PepsiCo, 5.75%, 1/15/08	200	200
Wyeth, 5.95%, 4/1/37	200	190
		2,369
Energy 1.2%
Amerada Hess, 7.875%, 10/1/29	200	228
Amoco, 6.50%, 8/1/07	4	4
Apache, 6.00%, 1/15/37	200	191
Baker Hughes, 6.00%, 2/15/09	150	152
Canadian Natural Resources, 6.25%, 3/15/38	200	191
ConocoPhillips, 5.90%, 10/15/32	250	248
Devon Financing, 6.875%, 9/30/11	110	116
Devon Financing, 7.875%, 9/30/31	80	92
Encana, 4.60%, 8/15/09	250	247
Occidental Petroleum, 6.75%, 1/15/12	300	319
Petro-Canada, 5.95%, 5/15/35	200	188
Phillips Petroleum, 6.375%, 3/30/09	25	26
Sunoco, 4.875%, 10/15/14	150	140
Texaco Capital, 5.50%, 1/15/09	5	5
Transocean, 7.50%, 4/15/31	200	221
Valero Energy, 6.125%, 6/15/17	200	200
Vastar Resources, 6.50%, 4/1/09	4	4
XTO Energy, 4.90%, 2/1/14	100	96
		2,668
Technology 0.5%
Cisco Systems, 5.50%, 2/22/16	175	172
Hewlett-Packard, 5.40%, 3/1/17	150	145
IBM, 3.80%, 2/1/08	95	94
IBM, 4.25%, 9/15/09	100	98
IBM, 6.50%, 1/15/28	11	12
IBM, 7.00%, 10/30/45	10	11
IBM, 8.375%, 11/1/19	100	122
Motorola, 8.00%, 11/1/11	75	81
National Semiconductor, 6.15%, 6/15/12	100	101
Oracle, 5.00%, 1/15/11	250	246
Xerox, 5.50%, 5/15/12	50	49
		1,131
Transportation 0.5%
Burlington Northern Santa Fe, 5.65%, 5/1/17	90	87
Burlington Northern Santa Fe, 6.15%, 5/1/37	100	95
Canadian National Railway, 6.25%, 8/1/34	95	94
FedEx, 9.65%, 6/15/12	200	232
Norfolk Southern, 5.59%, 5/17/25	48	44
Norfolk Southern, 7.25%, 2/15/31	52	56
Norfolk Southern, 7.70%, 5/15/17	200	220
Southwest Airlines, 6.50%, 3/1/12	75	78
Union Pacific, 6.65%, 1/15/11	350	363
		1,269
Total Industrial		20,930
UTILITY 2.6%
Electric 1.8%
Alabama Power, 5.375%, 10/1/08	6	6
Alabama Power, 5.50%, 10/15/17	100	98
American Electric Power, 5.375%, 3/15/10	150	150
Appalachian Power, 3.60%, 5/15/08	200	197
Black Hills, 6.50%, 5/15/13	50	50
CenterPoint Energy Houston Electric, 6.95%, 3/15/33	100	110
Consolidated Edison, Series B, 7.50%, 9/1/10	105	112
Exelon Generation, 6.95%, 6/15/11	150	157
Georgia Power, 5.25%, 12/15/15	200	194
Jersey Central Power & Light, 5.65%, 6/1/17 (1)	200	200
MidAmerican Energy, 6.125%, 4/1/36	170	164
National Rural Utilities, 4.375%, 10/1/10	300	292
NiSource Finance, 7.875%, 11/15/10	200	215
Northern States Power, 5.25%, 7/15/35	145	132
NSTAR Electric, 4.875%, 4/15/14	100	97
Pacific Gas & Electric, 3.60%, 3/1/09	400	390
PECO Energy, 5.95%, 10/1/36	150	149
PPL Capital Funding, 4.33%, 3/1/09	175	173
PPL Electric Utilities, 5.875%, 8/15/07	30	30
PPL Energy Supply, 6.40%, 11/1/11	50	51
Progress Energy, 7.10%, 3/1/11	100	105
Public Service Company of Colorado, 7.875%, 10/1/12	150	167
Public Service Electric & Gas, 5.70%, 12/1/36	180	170
Southern California Edison, 4.65%, 4/1/15	200	190
Tampa Electric, 6.15%, 5/15/37	200	197
Virginia Electric & Power, 6.00%, 5/15/37	250	241
		4,037
Natural Gas 0.8%
Boardwalk Pipelines, 5.50%, 2/1/17	300	289
Consolidated Natural Gas, 5.00%, 3/1/14	200	189
Consolidated Natural Gas, 6.25%, 11/1/11	15	15
Enbridge, 4.90%, 3/1/15	150	139
Enbridge, 5.80%, 6/15/14	85	84
Enterprise Products Operations, 4.95%, 6/1/10	300	296
Kinder Morgan Finance, 5.70%, 1/5/16	175	153
Panhandle Eastern Pipeline, 4.80%, 8/15/08	200	199
Southern California Gas, 5.75%, 11/15/35	140	139
Spectra Energy, 4.37%, 3/1/09	400	394
		1,897
Total Utility		5,934

Total Corporate Bonds (Cost $46,334)		45,325

ASSET-BACKED SECURITIES 2.1%

Car Loan 0.7%
Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	70	70

Harley Davidson Motorcycle Trust
Series 2003-2, Class A2
2.07%, 2/15/11	130	128

Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	425	427

Nissan Auto Receivables Owner Trust
Series 2007-A, Class A3
5.10%, 11/15/10	250	251

Whole Auto Loan Trust
Series 2004-1, Class A4
3.26%, 3/15/11	654	644

		1,520

Credit Card 1.4%
Bank of America Credit Card Trust
Series 2007-A1, Class A1
5.17%, 6/15/19	400	391

Capital One Multi-Asset Execution Trust
Series 2005-A7, Class A7
4.70%, 6/15/15	375	365

Capital One Multi-Asset Execution Trust
Series 2007-C3, Class C3, VR
5.03%, 4/15/13	415	416
Chase Issuance Trust
Series 2005-A7, Class A7
4.55%, 3/15/13	375	366

Citibank Credit Card Issuance Trust
Series 2007-A5, Class A5
5.57%, 6/22/12	550	555

GE Capital Credit Card Master Note Trust
Series 2007-3, Class C, VR
5.62%, 6/15/13	550	550

MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3
4.10%, 10/15/12	575	561
		3,204

Stranded Utility 0.0%
Reliant Energy Transition Bond
Series 2001-1, Class A2
4.76%, 9/15/09	82	82
		82

Total Asset-Backed Securities (Cost $4,831)		4,806

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 4.8%

Commercial Mortgage Backed Securities 4.8%
American Tower Trust
Series 2007-1A, Class AFX, CMO
5.42%, 4/15/37 (1)	500	494

Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO
4.648%, 9/11/36	500	474

Bear Stearns Commercial Mortgage Securities
Series 2002-TOP8, Class A2, CMO
4.83%, 8/15/38	350	336

Bear Stearns Commercial Mortgage Securities
Series 2004-PWR6, Class A4, CMO
4.521%, 11/11/41	1,100	1,049
Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Class A2, CMO
4.17%, 1/12/41	377	370

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4, CMO
4.674%, 6/11/41	225	207

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/15/42	625	597

Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A1, CMO
4.274%, 2/13/42	255	250

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, VR
5.711%, 9/11/38	903	891

Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class A4, CMO
5.54%, 9/11/41	450	435

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A4, CMO, VR
5.225%, 7/15/44	575	551

Commercial Mortgage PTC
Series 2005-LP5, Class A1, CMO
4.235%, 5/10/43	5	5

Credit Suisse Mortgage Capital Certification
Series 2006-C4, Class A3, CMO
5.467%, 9/15/39	400	384

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	241	247

GE Capital Commercial Mortgage
Series 2001-1, Class A1, CMO
6.079%, 5/15/33	26	26

GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 5/15/33	400	410

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	274	273
JPMorgan Chase Commercial Mortgage Finance
Series 2000-C10, Class A2, CMO
7.371%, 8/15/32	116	120

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	279	284

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO, VR
4.824%, 10/15/42	375	359

JPMorgan Chase Commerical Mortgage Securities
Series 2006-CB14, Class A4 , CMO
5.481%, 12/12/44	475	458

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	378	373

LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	875	828

LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3, CMO
5.43%, 2/17/40	1,025	982

Morgan Stanley Capital I
Series 2007-T27, Class A4, CMO
5.804%, 6/11/42	550	537

Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A2, CMO
5.98%, 1/15/39	200	202

Total Non-U.S. Government Mortgage-Backed Securities (Cost $11,605)		11,142

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 35.2%

U.S. Government Agency Obligations 33.8% (2)
Federal Home Loan Mortgage
4.50%, 5/1/19 - 4/1/35	927	859
5.00%, 10/1/18 - 5/1/36	5,612	5,325
5.50%, 3/1/18 - 5/1/36	6,331	6,154
6.00%, 12/1/13 - 8/1/34	2,654	2,648
6.50%, 4/1/16 - 1/1/36	2,394	2,432
7.00%, 11/1/30 - 6/1/32	33	35
7.50%, 4/1/15	4	4
Federal Home Loan Mortgage, ARM
4.646%, 7/1/35	485	476
4.703%, 2/1/35	757	746
5.36%, 4/1/37	1,899	1,879
5.406%, 2/1/37	723	719
5.985%, 12/1/36	1,549	1,550
6.014%, 11/1/36	798	797
Federal National Mortgage Assn.
4.00%, 5/1/19 - 12/1/20	1,175	1,102
4.50%, 5/1/18 - 9/1/34	5,641	5,357
5.00%, 12/1/08 - 10/1/35	11,356	10,786
5.50%, 1/1/17 - 6/1/37	17,243	16,725
6.00%, 8/1/21 - 12/1/35	9,952	9,883
6.50%, 4/1/15 - 10/1/36	2,484	2,522
7.00%, 7/1/10 - 11/1/36	510	525
7.50%, 10/1/25 - 5/1/31	39	41
8.00%, 3/1/31	71	75
Federal National Mortgage Assn., ARM
4.586%, 7/1/35	585	576
5.044%, 1/1/37	468	462
5.545%, 7/1/36	741	746
5.986%, 9/1/36	458	463
Federal National Mortgage Assn., TBA
5.00%, 1/1/18	3,050	2,958
5.50%, 1/1/18	1,042	1,029
6.50%, 1/1/34	1,000	1,010
		77,884
U.S. Government Obligations 1.4%
Government National Mortgage Assn.
4.50%, 3/20/34	374	344
5.00%, 7/15/33 - 9/15/33	1,398	1,335
5.50%, 8/15/35	596	581
6.00%, 7/15/16 - 2/15/36	450	452
6.50%, 5/15/16 - 12/20/33	74	76
7.00%, 3/15/13 - 6/15/31	108	111
7.50%, 11/15/12 - 1/15/32	240	250
8.00%, 1/15/26	35	36
		3,185
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $82,616)		81,069

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 33.9%
U.S. Government Agency Obligations 10.3% (2)
Federal Farm Credit Bank, 5.75%, 1/18/11	300	306
Federal Home Loan Bank, 2.75%, 3/14/08	500	493
Federal Home Loan Bank, 3.75%, 8/18/09	1,000	978
Federal Home Loan Bank, 4.375%, 3/17/10	1,500	1,479
Federal Home Loan Bank, 5.25%, 6/18/14	2,000	2,013
Federal Home Loan Bank, 5.375%, 5/18/16	2,100	2,108
Federal Home Loan Bank, 5.60%, 6/28/11	185	189
Federal Home Loan Mortgage, 4.125%, 10/18/10	750	731
Federal Home Loan Mortgage, 4.50%, 7/15/13	500	483
Federal Home Loan Mortgage, 4.50%, 1/15/14	1,250	1,203
Federal Home Loan Mortgage, 4.625%, 2/21/08	275	274
Federal Home Loan Mortgage, 5.125%, 10/15/08	1,700	1,704
Federal Home Loan Mortgage, 5.75%, 4/15/08	1,000	1,004
Federal Home Loan Mortgage, 5.75%, 3/15/09	1,100	1,114
Federal Home Loan Mortgage, 5.75%, 1/15/12	800	821
Federal Home Loan Mortgage, 6.875%, 9/15/10	350	369
Federal National Mortgage Assn., 4.125%, 4/15/14	400	378
Federal National Mortgage Assn., 5.25%, 1/15/09	1,060	1,064
Federal National Mortgage Assn., 5.25%, 8/1/12	115	116
Federal National Mortgage Assn., 5.50%, 3/15/11	1,300	1,317
Federal National Mortgage Assn., 6.00%, 5/15/08	1,610	1,620
Federal National Mortgage Assn., 6.00%, 5/15/11	355	366
Federal National Mortgage Assn., 6.25%, 5/15/29	342	372
Federal National Mortgage Assn., 6.625%, 10/15/07	575	577
Federal National Mortgage Assn., 6.625%, 9/15/09	100	103
Federal National Mortgage Assn., 6.625%, 11/15/30	500	569
Federal National Mortgage Assn., 7.125%, 6/15/10	1,000	1,055
Federal National Mortgage Assn., 7.25%, 1/15/10	740	778
Tennessee Valley Authority, 4.75%, 8/1/13	200	197
		23,781
U.S. Treasury Obligations 23.6%
U.S. Treasury Bonds, 4.50%, 2/15/36	1,275	1,196
U.S. Treasury Bonds, 5.25%, 2/15/29	854	886
U.S. Treasury Bonds, 5.375%, 2/15/31	17	18
U.S. Treasury Bonds, 5.50%, 8/15/28	146	156
U.S. Treasury Bonds, 6.00%, 2/15/26	2,090	2,341
U.S. Treasury Bonds, 6.125%, 11/15/27	43	49
U.S. Treasury Bonds, 6.25%, 8/15/23	1,205	1,369
U.S. Treasury Bonds, 6.25%, 5/15/30	163	192
U.S. Treasury Bonds, 6.50%, 11/15/26	100	119
U.S. Treasury Bonds, 7.25%, 5/15/16	505	594
U.S. Treasury Bonds, 7.25%, 8/15/22	2,800	3,465
U.S. Treasury Bonds, 7.50%, 11/15/16	675	811
U.S. Treasury Bonds, 8.125%, 8/15/19	865	1,116
U.S. Treasury Bonds, 8.50%, 2/15/20	12	16
U.S. Treasury Bonds, 8.75%, 5/15/17	275	359
U.S. Treasury Bonds, 9.25%, 2/15/16	20	26
U.S. Treasury Bonds, 9.875%, 11/15/15	180	243
U.S. Treasury Notes, 2.625%, 5/15/08	90	88
U.S. Treasury Notes, 2.625%, 3/15/09	745	722
U.S. Treasury Notes, 3.00%, 11/15/07	135	134
U.S. Treasury Notes, 3.00%, 2/15/09	100	98
U.S. Treasury Notes, 3.125%, 4/15/09	735	718
U.S. Treasury Notes, 3.25%, 8/15/07	245	245
U.S. Treasury Notes, 3.375%, 12/15/08	150	147
U.S. Treasury Notes, 3.375%, 9/15/09	50	49
U.S. Treasury Notes, 3.375%, 10/15/09	3,650	3,564
U.S. Treasury Notes, 3.50%, 8/15/09	3,005	2,944
U.S. Treasury Notes, 3.625%, 1/15/10	50	49
U.S. Treasury Notes, 3.75%, 5/15/08	850	843
U.S. Treasury Notes, 3.875%, 7/15/10	300	295
U.S. Treasury Notes, 3.875%, 9/15/10	75	74
U.S. Treasury Notes, 3.875%, 2/15/13	5,900	5,699
U.S. Treasury Notes, 4.00%, 6/15/09	2,980	2,952
U.S. Treasury Notes, 4.00%, 4/15/10	1,645	1,624
U.S. Treasury Notes, 4.00%, 2/15/15	200	191
U.S. Treasury Notes, 4.25%, 8/15/13	920	903
U.S. Treasury Notes, 4.25%, 11/15/13	170	167
U.S. Treasury Notes, 4.25%, 11/15/14	1,060	1,031
U.S. Treasury Notes, 4.25%, 8/15/15	2,815	2,720
U.S. Treasury Notes, 4.375%, 12/15/10	4,025	4,007
U.S. Treasury Notes, 4.50%, 3/31/12	2,300	2,292
U.S. Treasury Notes, 4.625%, 11/15/16	150	148
U.S. Treasury Notes, 4.625%, 2/15/17	2,215	2,192
U.S. Treasury Notes, 4.75%, 11/15/08	4,045	4,047
U.S. Treasury Notes, 5.00%, 8/15/11	1,780	1,811
U.S. Treasury Notes, 5.50%, 5/15/09	183	186
U.S. Treasury Notes, 5.625%, 5/15/08	102	103
U.S. Treasury Notes, 5.75%, 8/15/10	496	513
U.S. Treasury Notes, 6.00%, 8/15/09	159	163
U.S. Treasury Notes, 6.125%, 8/15/07	130	130
U.S. Treasury Notes, 6.50%, 2/15/10	366	383
		54,188
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $77,777)		77,969
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 2.9%
Government Guaranteed 0.6%
Canada Mortgage & Housing, 2.95%, 6/2/08	100	99
Canada Mortgage & Housing, 4.80%, 10/1/10	350	348
Kreditanstalt Fur Wiederaufbau, 3.25%, 3/30/09	200	195
Kreditanstalt Fur Wiederaufbau, 4.875%, 1/17/17	300	292
Landwirtschaftliche Rentenbank, 4.875%, 11/16/15	450	444
		1,378
Government Sponsored 0.1%
Eksportfinans, 4.75%, 12/15/08	350	349
		349
Local Authorities 0.7%
Hydro-Quebec, 7.50%, 4/1/16	100	113
Hydro-Quebec, 8.00%, 2/1/13	11	12
Province of British Columbia, 5.375%, 10/29/08	4	4
Province of Manitoba, 5.50%, 10/1/08	4	4
Province of Manitoba, 7.50%, 2/22/10	104	110
Province of New Brunswick, 3.50%, 10/23/07	4	4
Province of New Brunswick, 5.20%, 2/21/17	400	401
Province of Newfoundland, 7.32%, 10/13/23	4	5
Province of Newfoundland, 8.65%, 10/22/22	4	5
Province of Nova Scotia, 5.75%, 2/27/12	354	362
Province of Ontario, 3.125%, 5/2/08	4	4
Province of Ontario, 3.625%, 10/21/09	300	291
Province of Ontario, 3.75%, 12/15/09	4	4
Province of Ontario, 5.125%, 7/17/12	4	4
Province of Ontario, 5.50%, 10/1/08	104	105
Province of Quebec, 5.00%, 7/17/09	4	4
Province of Quebec, 5.75%, 2/15/09	4	4
Province of Quebec, 6.125%, 1/22/11	4	4
Province of Quebec, 7.125%, 2/9/24	4	5
Province of Quebec, 7.50%, 7/15/23	4	5
Province of Quebec, 7.50%, 9/15/29	104	128
Province of Saskatchewan, 7.125%, 3/15/08	4	4
		1,582
Owned No Guarantee 0.4%
Pemex Project Funding Master Trust, 7.375%, 12/15/14	350	376
Swedish Export Credit, 4.875%, 9/29/11	385	384
Swedish Export Credit, 5.125%, 3/1/17	200	200
		960
Sovereign 0.7%
Government of Canada, 5.25%, 11/5/08	12	12
Republic of Chile, 5.50%, 1/15/13	80	80
Republic of Italy, 3.25%, 5/15/09	300	292
Republic of Italy, 4.50%, 1/21/15	200	190
Republic of Italy, 5.625%, 6/15/12	8	8
Republic of Italy, 6.00%, 2/22/11	6	6
Republic of South Africa, 6.50%, 6/2/14	100	103
Republic of South Korea, 8.875%, 4/15/08	100	103
United Mexican States, 6.375%, 1/16/13	100	103
United Mexican States, 7.50%, 1/14/12	100	107
United Mexican States, 8.00%, 9/24/22	300	357
United Mexican States, 11.375%, 9/15/16	100	139
		1,500
Supranational 0.4%
Asian Development Bank, 4.125%, 9/15/10	250	246
European Investment Bank, 3.375%, 6/12/13	250	229
European Investment Bank, 5.125%, 9/13/16	400	395
Inter-American Development Bank, 3.375%, 3/17/08	5	5
Inter-American Development Bank, 4.375%, 9/20/12	5	5
Inter-American Development Bank, 7.375%, 1/15/10	106	112
		992
Total Foreign Government Obligations & Municipalities (Cost $6,719)		6,761
SHORT-TERM INVESTMENTS 3.3%
Money Market Funds 3.3%
T. Rowe Price Reserve Investment Fund, 5.37% (3)(4)	7,481	7,481
Total Short-Term Investments (Cost $7,481)		7,481
Total Investments in Securities
101.9% of Net Assets (Cost $237,363)		$234,553

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$1,217 and represents 0.5% of net assets.
(2)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
PTC	Pass-Through Certificate
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TBA	To Be Announced purchase commitment; TBAs totaled $4,997 (2.2% of net assets)
at period-end - see Note 2.
VR	Variable Rate; rate shown is effective rate at period-end.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price U.S. Bond Index Fund
Unaudited	July 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Bond Index Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to match the total return performance of the U.S. investment-grade bond market, as represented by the Lehman Brothers U.S. Aggregate Index.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or “roll” settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2007, the cost of investments for federal income tax purposes was $237,363,000. Net unrealized loss aggregated $2,810,000 at period-end, of which $998,000 related to appreciated investments and $3,808,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended July 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $267,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at July 31, 2007, and October 31, 2006, was $7,481,000 and $3,141,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Bond Index Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	September 17, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	September 17, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	September 17, 2007